UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6742

                                  MONARCH FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                           Simon D. Collier, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110


                       Date of fiscal year end: August 31

             Date of reporting period: March 1, 2005 - May 31, 2005

Item 1.  Schedule of Investments

 MONARCH FUNDS
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 SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND
May 31, 2005

FACE AMOUNT                                SECURITY DESCRIPTION                  RATE   MATURITY   VALUE

            U.S. GOVERNMENT SECURITIES - 17.6%
            SMALL BUSINESS ADMINISTRATION +/- - 17.6%
     27,523 Pool #500536                                                           4.75  5/25/13    27,953
    135,853 Pool #501690                                                           3.88 12/25/16   135,853
    369,123 Pool #501733                                                           3.75  2/25/17   371,675
    190,642 Pool #501077                                                           4.25 11/25/14   190,642
    111,634 Pool #501308                                                           4.25 10/25/15   111,634
    719,039 Pool #501543                                                           4.13  7/25/16   719,039
    369,876 Pool #501898                                                           4.00  7/25/17   369,876
    390,448 Pool #501989                                                           3.88 10/25/12   393,275
  1,444,276 Pool #502150                                                           3.75  2/25/18 1,452,369
     57,805 Pool #502161                                                           3.75  2/25/18    57,805
    575,941 Pool #502208                                                           3.75  2/25/18   577,828
     51,590 Pool #502306                                                           3.75  2/25/18    51,590
     42,910 Pool #502613                                                           3.75  4/25/19    42,910
     50,282 Pool #502914                                                           3.75  3/25/15    50,590
    290,643 Pool #503058                                                           3.63  7/25/15   290,643
    247,926 Pool #503082                                                           3.63  9/25/20   247,926
    262,462 Pool #503120                                                           3.63 10/25/20   262,462
    652,851 Pool #503121                                                           3.63  9/25/15   654,840
  2,426,494 Pool #503152                                                           3.38 11/25/20 2,426,494
    349,389 Pool #503232                                                           3.38 12/25/15   349,389
    265,990 Pool #503278                                                           3.38  2/25/21   266,005
    401,096 Pool #503429                                                           3.50  6/25/16   401,634
    280,129 Pool #503431                                                           3.50  7/25/21   280,203
  1,309,543 Pool #503461                                                           3.50  9/25/21 1,310,193
    250,497 Pool #503472                                                           3.50  8/25/21   250,497
  1,139,309 Pool #503553                                                           3.38 11/25/21 1,140,125
  1,830,901 Pool #503614                                                           3.38  1/25/22 1,830,901
    808,424 Pool #503671                                                           3.38  3/25/22   808,424
    788,957 Pool #503754                                                           3.38  5/25/22   789,609
     59,256 Pool #503780                                                           3.38  3/25/22    59,302
    764,740 Pool #503882                                                           3.25  9/25/22   764,192
    231,281 Pool #503892                                                           3.38  7/25/22   231,507
  1,472,946 Pool #503909                                                           3.25 10/25/22 1,472,478
    677,849 Pool #504015                                                           3.25  1/25/23   677,757
    874,706 Pool #504062                                                           3.25  2/25/23   874,706
    787,968 Pool #504074                                                           3.25  2/25/23   787,968
    412,584 Pool #504203                                                           3.38  7/25/13   413,089
    249,620 Pool #504269                                                           3.38  5/25/15   249,943
    408,009 Pool #504345                                                           3.38  5/25/18   408,009
  8,388,210 Pool #504366                                                           3.13  2/25/24 8,369,510
  4,783,658 Pool #504719                                                           3.38  7/25/24 4,783,658
  1,264,364 Pool #504727                                                           3.38  9/25/24 1,264,364
  1,725,390 Pool #504765                                                           3.38 10/25/09 1,722,946
  1,695,035 Pool #504769                                                           3.38 10/25/24 1,695,035
    346,029 Pool #505204                                                           3.50  9/25/25   345,955
    426,785 Pool #505205                                                           3.56  9/25/07   426,752
                                                                                                   -------


            Total Small Business Administration                                                  40,409,555
                                                                                                 ----------

            Total U.S. Government Securities                                                     40,409,555
                                                                                                 ----------

            REPURCHASE AGREEMENTS - 81.9%
 14,225,000 Bank of America Securities, dated 5/31/05, to be repurchased at        3.05  6/1/05  14,225,000
            $14,226,205; collateralized by various U.S. Government Agency
            Obligations
110,000,000 Bear Stearns & Co., Inc., dated 5/31/05, to be repurchased at          3.08  6/1/05 110,000,000
            $110,009,411; collateralized by various U.S. Government Agency
            Obligations
 63,970,000 Merrill Lynch, dated 5/31/05, to be repurchased at $63,975,384;        3.03  6/1/05  63,970,000
            collateralized by various U.S. Government Agency Obligations                         ----------


            Total Repurchase Agreements                                                         188,195,000
                                                                                                -----------

 SHARES     MONEY MARKET FUND - 0.4%
    800,000 Dreyfus Government Cash Management Fund                                                 800,000
                                                                                                    -------


            Total Investments at Amortized Cost* - 99.9%                                       $229,404,555
            Other Assets and Liabilities, Net - 0.1%                                                285,739
                                                                                                 ----------
            NET ASSETS - 100.0%                                                                $229,690,294
                                                                                                 ==========


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            +/- Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on May 31, 2005. * Cost for federal income tax purposes is the same as for financial statement purposes.

MONARCH FUNDS
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 SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND
May 31, 2005

FACE AMOUNT SECURITY DESCRIPTION                                                  RATE MATURITY      VALUE

            ASSET-BACKED SECURITY - 4.3%
 12,327,951 Grand Central CDO Ltd. ^,+/-                                          3.12 12/10/05 12,327,951
                                                                                                ----------

            COMMERCIAL PAPER # - 30.3%
 14,000,000 Edison Asset Securitization, LLC^                                     3.03 06/13/05 13,985,907
 15,000,000 Goldman Sachs Group, Inc.                                             3.16 07/29/05 15,000,000
 12,000,000 International Lease Finance Corp.                                     3.03 06/09/05 11,991,947
 10,000,000 Societe Generale North America                                        3.01 06/10/05  9,992,500
 12,000,000 UBS Finance Delaware, LLC                                             3.02 06/20/05 11,980,936
 10,000,000 WestDeutsche Landesbank^                                              3.06 07/01/05  9,974,583
 14,000,000 Windmill Funding Corp.^                                               3.03 06/13/05 13,985,907
                                                                                                ----------

            Total Commercial Paper                                                              86,911,780
                                                                                                ----------


            CORPORATE NOTES +/- - 34.9%
 12,750,000 AllState Financial Global^                                            3.18 12/20/05 12,762,220
 18,000,000 Bank of America NA                                                    3.05 08/08/05 18,000,000
 15,000,000 Bear Stearns & Co., Inc.                                              3.69 07/15/05 15,010,471
 10,000,000 CIT Group, Inc.                                                       3.26 05/12/06 10,000,000
  4,000,000 Countrywide Home Loan                                                 3.25 04/12/06  4,001,543
 10,000,000 Countrywide Home Loan                                                 3.44 11/30/05 10,001,907
 15,590,000 Lehman Brothers Holdings                                              3.25 07/22/05 15,592,838
 15,000,000 Morgan Stanley                                                        3.37 03/27/06 15,038,762
                                                                                                ----------

            Total Corporate Notes                                                              100,407,741
                                                                                               -----------


            REPURCHASE AGREEMENTS - 30.3%
 26,982,000 Bank of America Securities, dated 5/31/05, to be repurchased at       3.05 06/01/05 26,982,000
            $26,984,286; collateralized by various U.S. Government Agency
            0bligations
 25,000,000 Bear Stearns & Co., Inc., dated 5/31/05, to be repurchased at         3.07 06/29/05 25,000,000
            $25,061,826; collateralized by various U.S. Government Agency
            Obligations +/-
 35,000,000 Bear Stearns & Co., Inc., dated 5/31/05, to be repurchased at         3.08 06/01/05 35,000,000
            $35,002,994; collateralized by various U.S. Government Agency                       ----------
            Obligations

            Total Repurchase Agreements                                                         86,982,000
                                                                                                ----------

  SHARES    MONEY MARKET - 0.3%
  845,000   Dreyfus Cash Management                                                                845,000
                                                                                                   -------



            Total Investments at Amortized Cost* - 100.1%                                      $ 287,474,472
            Other Assets and Liabilities, Net - (0.1)%                                            (167,097)
                                                                                               ------------
            NET ASSETS - 100.0%                                                                $ 287,307,375
                                                                                               ============

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            # Rates shown are annualized yields at time of purchase.
            +/- Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on May 31, 2005.
            ^ Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933, as amended. At period end, these securities amounted to $63,036,568 or 21.9% of Net Assets.
            * Cost for federal income tax purposes is the same as for financial statement purposes.

 MONARCH FUNDS
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 SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND
May 31, 2005

FACE AMOUNT                                    SECURITY DESCRIPTION                RATE    MATURITY  VALUE


            REPURCHASE AGREEMENTS - 100.3%
  4,500,000 Bank of America Securities, dated 5/31/05, to be repurchased at        2.94    6/1/05     4,500,000
            $4,500,368; collateralized by various U.S. Treasury Obligations
  9,000,000 Bear Stearns & Co., Inc., dated 5/31/05, to be repurchased at          2.94    6/1/05     9,000,000
            $9,000,735; collateralized by various U.S. Treasury Obligations
 16,000,000 Deutsche Bank Securities, Inc., dated 5/31/05, to be repurchased at    2.96    6/1/05    16,000,000
            $16,001,316; collateralized by various U.S. Treasury Obligations
 15,000,000 Goldman Sachs & Co., dated 5/31/05, to be repurchased at               2.88    6/1/05    15,000,000
            $15,001,200; collateralized by various U.S. Treasury Obligations
 15,700,000 Merrill Lynch & Co., Inc., dated 5/31/05, to be repurchased at         2.92    6/1/05    15,700,000
            $15,701,273; collateralized by various U.S. Treasury Obligations                         ----------


            Total Repurchase Agreements                                                              60,200,000
                                                                                                     ----------

            Total Investments at Amortized Cost* - 100.3%                                          $ 60,200,000
            Other Assets and Liabilities, Net - (0.3)%                                                (164,759)
                                                                                                    -----------
            NET ASSETS - 100.0%                                                                    $ 60,035,241
                                                                                                    ===========



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            * Cost for federal  income tax purposes is the same as for financial statement purposes.

MONARCH FUNDS
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
  May 31, 2005

 FACE AMOUNT         SECURITY DESCRIPTION                                         RATE         MATURITY           VALUE

                     U.S. GOVERNMENT SECURITIES - 92.0%
                     FEDERAL HOME LOAN BANK - DISCOUNT NOTES # - 92.0%
 $11,900,000         FHLB                                                          2.89         06/01/05          $ 11,900,000
   4,860,000         FHLB                                                          2.91         06/29/05             4,849,038

                     Total U.S. Government Securities                                                               16,749,038
                                                                                                                    ----------

 SHARES
                     MONEY MARKET FUND - 7.3%
   1,335,884         Dreyfus Prime Treasury Cash Management Fund                                                     1,335,884
                                                                                                                     ---------

                     Total Investments at Amortized Cost* - 99.3%                                                 $ 18,084,922
                     Other Assets and Liabilities, Net - 0.7%                                                          135,439
                                                                                                                  ------------
                     NET ASSETS - 100.0%                                                                          $ 18,220,361
                                                                                                                  ============


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                     # Rates shown are annualized yields at time of purchase.
                     * Cost for federal income tax purposes is the same as for financial statement purposes.

Item 2.  Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MONARCH FUNDS

By:     /s/ Simon D. Collier
        __________________________
         Simon D. Collier, President

Date:   July 6, 2005
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Simon D. Collier
        __________________________
         Simon D. Collier, President

Date:   July 6, 2005
        __________________________


By:     /s/ Carl A. Bright
        __________________________
         Carl A. Bright, Principal Financial Officer

Date:   July 6, 2005
        __________________________